Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) - Designated - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other comprehensive income (expense)
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 45,823	$ 29,720	$ 32,239	$ 89,100
Interest income (expense)
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ 18,570	$ (1,004)	$ 34,964	$ (4,295)